Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of transactions with the major related parties	The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Revenues:
Technology services to Tencent	185	244	97
Total	185	244	97
Cost of revenue:
Cloud technology services from Tencent Group	17,111	13,963	14,675
Payment processing fees to Tencent Group	1,044	410	242
Total	18,155	14,373	14,917
Interest income:
Interest income from Jiangxi Chengqianqihou	—	404	551
Total	—	404	551

Schedule of balances with the major related parties

The Group had the following balances with the major related parties:

	As of March 31,
	2025	2026
	RMB	RMB
Due from Jiangxi Chengqianqihou	14,630	14,846
Due from Ruisha	—	70
Due from Tencent Group	501	—
Total	15,131	14,916
Due to Tencent Group	(3,477)	(5,407)